Equity - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Preferred Stock, Authorized	500,000,000	500,000,000
Preferred Stock, Par value	$ 0.01	$ 0.01
Preferred Stock, Issued	0	0
Preferred Stock, Outstanding	0	0
Noncontrolling interests	$ 510,000,000 [1]	$ 547,000,000	[1]
Noncontrolling Interest amounts related to operating joint ventures, largest	482,000,000	520,000,000
Ownership level in company stock that would potentially trigger anti- takeover effects of preferred share purchase rights	15 percent or more
Preferred stock, exercise price of one one - hundredth share	$ 300

[1]	Certain amounts have been restated to reflect a prior period adjustment. See Note 21-Accumulated Other Comprehensive Income, in the Notes to Consolidated Financial Statements.